Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 228,064	$ 68,263
Short-term investments	210	105,135
Prepayments and other receivables	4,501	3,295
Total current assets	232,775	176,693
Property, equipment and software	155	201
Operating lease right-of-use assets	3,010	3,597
Investments at fair value, available-for-sale debt securities (amortized cost of $38,727 and $38,727)	40,322	30,824
Other non-current assets	1,148	1,365
Total assets	277,410	212,680
Current liabilities
Accruals and other payables	15,220	7,638
Operating lease liabilities, current	872	816
Total current liabilities	16,092	8,454
Operating lease liabilities, non-current	2,403	3,066
Total liabilities	18,495	11,520
Commitments and contingencies (Note 15)
Shareholders' equity
Ordinary shares ($0.0001 par value, 800,000,000 shares authorized as of September 30, 2025 and December 31, 2024; 265,169,373 and 187,452,495 shares issued and outstanding as of September 30, 2025 and December 31, 2024, respectively)	27	19
Treasury stock	(5,238)	(6,225)
Additional paid-in capital	1,522,759	1,460,021
Accumulated other comprehensive income	42,888	33,384
Accumulated deficit	(1,301,521)	(1,286,039)
Total shareholders' equity	258,915	201,160
Total liabilities and shareholders' equity	$ 277,410	$ 212,680